RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party Balances And Transactions
RELATED PARTY BALANCES AND TRANSACTIONS

12.	RELATED PARTY BALANCES AND TRANSACTIONS

Key management consists of personnel having the authority and responsibility for planning, directing and controlling the activities of the Company, which are the directors and executive officers of the Company.

Compensation to key management:

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
	$	$
Salaries and benefits	454	664
Stock-based compensation	361	442
	815	1,106

During the six months ended June 30, 2023 the Company paid $117 in lease payments to a company owned by a director. $127 was recognized as depreciation and interest expense on the right of use asset and lease liability.

During the six months ended June 30, 2022 the Company paid $97 in lease payments to a company owned by a director. $88 was recognized as depreciation and interest expense on the right of use asset and lease liability.

Balances with key management and other related parties are:

As at June 30, 2023, included in accounts payable are balances owing to key management or companies controlled by officers of the Company in the amount of $nil (June 30, 2022 - $5).

All related party balances are non-interest bearing, unsecured and have no fixed terms of repayment and have been classified as current.